ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

8.ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

Accounts payable and other current liabilities as of December 31, 2024 and 2025 consist of the following:

	As of December 31,
	2024	2025
Payroll and related expenses	23,741	30,581
Accounts payable	15,128	17,258
Accrued expenses for goods or services	10,537	12,642
Notes payables	—	13,182
Advance from long-term investments disposal (note 5a)	8,347	—
Contract liabilities	3,229	1,916
Tax payables	1,812	7,398
Finance lease liabilities (note 9)	532	529
Amounts reimbursable to employees	761	338
Welfare payable	281	346
Others	2,180	1,071
Total	66,548	85,261